Significant accounting policies, and significant accounting estimates and assessments	12 Months Ended
Dec. 31, 2018
Significant accounting policies, and significant accounting estimates and assessments
Significant accounting policies, and significant accounting estimates and assessments

Note 1 – Significant accounting policies, and significant accounting estimates and assessments

Significant accounting policies

Basis of preparation

The consolidated financial statements of Zealand have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as adopted by the EU and additional requirements under the Danish Financial Statements Act.

The Board of Directors considered and approved the 2018 Annual Report of Zealand on March 7, 2019. The Annual Report will be submitted to the shareholders of Zealand for approval at the Annual General Meeting on April 4, 2019.

The consolidated financial statements are presented on a historical cost basis.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and on the significance of the inputs to the fair value measurement as a whole. The inputs are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly
•	Level 3 inputs are fair value measures derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The consolidated financial statements are presented in Danish kroner (DKK), which is the functional currency of the Company.

In the narrative sections of the financial statements, comparative figures for 2017 and 2016 are shown in brackets.

Implementation of new and revised standards and interpretations

The IASB has issued the following new standards and revisions to existing standards and new interpretations that are mandatory for accounting periods commencing on or after January 1, 2018:

IFRS 9 Financial instruments. The Group’s implementation of IFRS 9 ‘Financial Instruments’, that replaces IAS 39 ‘Financial Instruments: Recognition and Measurement’, comprises amendments to the measurement categories for financial assets. These amendments have not resulted in any changes to the measurement basis for financial assets. Further, it has lead to the implementation of a new impairment model that requires the recognition of impairment provisions based on the “expected credit loss model” rather than the “incurred-loss model.” The majority of Zealand’s receivables are receivables from sales with its strategic partners, Boehringer Ingelheim and Sanofi, and due to the low credit risk in the Group, the new rules have not had a significant impact on the valuation of trade receivables. In the annual report for 2017, Management indicated an expected increase of DKK 5 million to financial liabilities due to the revised guidance regarding modification of financial liabilities introduced by IFRS 9 Financial Instruments’. Based on further analyses, Management has concluded that the current accounting treatment is in line with IFRS 9 ‘, hence no impact is recognized as the cost of the amendment to the royalty bond from March 2017 is considered transaction costs, which are deducted in financial liabilities.

IFRS 15 Revenue from Contracts with Customers. The Group has implemented IFRS 15 ‘Revenue from Contracts with Customers’ using the modified retrospective approach. IFRS 15 re- places the current standards on revenue (IAS 11 ‘Construction Contracts’ and IAS 18 ‘Revenue’). In 2003, Zealand Pharma entered into a licensing agreement with Sanofi under which Zealand Pharma was entitled to milestone payments and sales based royalty payments. Refer to note 2 for further disclosure about the arrangement. Although the arrangement provided Sanofi with all rights related to the use of the underlying IP, Management has concluded that the license guidance of IFRS 15 applies to the arrangement. Therefore, sales based royalties has continued to be recognized along with the underlying sale and milestone payment have not been recognized until the milestone is met. Therefore, no adjustment is made to the opening balance as of January 1, 2018 for this arrangement. The right to the royalty and milestone payments under the arrangement was unconditionally transferred to a third party in September 2018 and a gain on the sale recognized as other operating income.

In 2011 and 2014 respectively, Zealand Pharma entered into license, research and development agreements with Boehringer Ingelheim. Refer to note 2 for further disclosure about the arrangement. Due to the continuing involvement through the research and development collaboration, these are arrangements subect to the license guidance of IFRS 15. Consequently, sales based royalties continue to be recognized along with the underlying sale and milestone payment are not recognized until the milestone is met.

The Group had no other revenue generating activities as of January 1, 2018, and consequently, there is no impact from the adoption of IFRS 15.

Other standards and amendments adopted

•	Amendments to IFRS 2 Share-based Payment.
•	Part of Annual Improvements to IFRSs Cycle 2014-2016.

The implementation of these new or revised standards and interpretations has not resulted in any significant impact on the net result for the year or the financial position.

Standards and interpretations not yet effective

At the date of approval of the annual report, the following new and revised standard have been issued but are not yet effective. Therefore, they have not been adopted in the present financial statements:

IFRS 16 Leases, effective for annual periods beginning on or after January 1, 2019

IFRS 16 requires all leases (except for short-term leases and leases of low-value assets) to be recognized as a right-of-use asset and lease liability, measured at the present value of future lease payments. The right-of-use asset is subsequently depreciated in a similar way to other depreciable assets over the lease term and interest calculated on the lease liability in a similar way to how it is calculated on finance leases under IAS 17. Consequently, the change will also impact the presentation in the income statement and the statement of cash flows.

Zealand has assessed the standard, and the changes will require capitalization of several of Zealand’s operating lease contracts, representing approximately 0.1-0.3% of the total assets. The impact on operating result will be insignificant.

The Group will apply the standard from its mandatory adoption date of January 1, 2019. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. Right-of-use assets will be measured at the amount of the lease liability on adoption (adjusted for any prepaid or accrued lease expenses).

As at the reporting date, the Group has operating leasing commitments of approx. DKK 5.7 million from 2019 – 2025 from leases that are currently available for use by the Group. The Group has assessed that approx. DKK 3.7 million of these commitments relate to short-term and low-value leases which will both be recognised on a straight-line basis as expense in the income statement.

The Group has entered into a property lease expexted to commence September 1, 2019 with a non- cancellable lease term of 13 years with annual payments of approx. DKK 9.8 million. This property lease will be recognised in the statement of financial position on the date of com- mencement.

For the current lease commitments, the Group expects to recognise right-of-use assets and lease liabilities in the range of approx. DKK 1.8 – 1.9 million on the date of transition. This amount excludes all current property leases as they have a remaining lease term at January 1, 2019 of less than a year.

In calculating the discounted value of future lease payments, the Group will apply its incremental borrowing rate.

In general, the Group does not expect any significant impact on the financial statements as a result of adoption of IFRS 16.

Other relevant standards or interpretations adopted by the IASB, but not adopted by the EU, have not been applied in this annual report.

Accounting policies

The accounting policies are unchanged from last year, except for clarification to the accounting policy on ‘Other operating income’, included in note 7. The accounting policies for specific line items and transactions are included in the respective notes to the financial statements except for basis of consolidation, foreign currency translation and the cash flow statement, which are included below.

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

The Company reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Principles of consolidation

The consolidated financial statements are prepared on the basis of the financial statements of the parent company and the individual subsidiaries, which are based on uniform accounting policies and accounting periods in all Group entities. Consolidation of Group entities is performed after elimination of all intra-Group transactions, balances, income and expenses.

Foreign currency translation

Transactions denominated in foreign currencies are translated at the exchange rates on the transaction dates.

Exchange differences arising between the rate on the transaction date and the rate on the payment day are recognized in the income statement as financial income or financial expenses.

Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the balance sheet date are translated by applying the exchange rates at the balance sheet date. Differences arising between the rate at the balance sheet date and the rate at the date on which the receivable or payable arose are recognized in the income statement as financial income and financial expenses.

Non-monetary assets purchased in foreign currencies are measured at the exchange rate on the transaction date.

Consolidated financial statements

Income statement

The income statement is classified by function.

Segment reporting

The Group is managed by a Corporate Management team reporting to the Chief Executive Officer. The Corporate Management team, including the Chief Executive Officer, represents the chief operating decision maker (CODM). No separate business areas or separate business units have been identified in connection with product candidates or geographical markets. Consequently, there is no segment reporting concerning business areas or geographical areas.

Statement of financial position

Financial assets

Financial assets include receivables, securities and cash. Financial assets are divided into categories of which the following are relevant for the Group:

1.

Financial assets at amortised cost comprising of receivables with contractual cash flows solely comprising of payment of principal and interest and which are held for the purpose of collecting the contractual cash flow.

2.	Financial assets at fair value through the income statement, which are securities held in a business model whose purpose is to regularly sell securities within the portfolio.
3.	Equity investments. These investments are measured at fair value through profit or loss.

Financial assets are assigned to the different categories by Management on initial recognition, depending on the cash flow characteristics and purpose for which the assets were acquired. All financial assets are recognized on their settlement date. All financial assets other than those classified at fair value through the income statement are initially recognized at fair value, plus transaction costs.

Statement of cash flows

The cash flow statement is prepared in accordance with the indirect method on the basis of the net loss for the year. The statement shows the cash flows broken down into operating, investing and financing activities, cash and cash equivalents at the beginning and end of the year, and the impact of the calculated cash flows on cash and cash equivalents.

Cash flows in foreign currencies are translated into Danish kroner at the exchange rate on the transaction date.

Cash flow from operating activities

Cash flow from operating activities is presented indirectly and is calculated as the net loss adjusted for sale of royalties, non‑cash operating items, changes in net working capital, financial items paid and income tax benefits received  and paid.

Cash flow from investing activities

Cash flow from investing activities includes cash flows from the sale of future royalties and milestones relating to the Sanofi license, purchase and sale of property, plant and equipment, investments and deposits, as well as transfers to and from restricted cash related to the royalty bond.

Cash flow from financing activities

Cash flow from financing activities includes new equity, loan financing, sale of treasury shares and funds from private placements.

Cash and cash equivalents

Cash and cash equivalents comprise cash and bank balances.

Significant accounting estimates and assessments

In preparing the financial statements, Management makes a number of accounting estimates that form the basis for the recognition and measurement of our assets and liabilities.

In applying our accounting policies, Management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The estimates used are based on assumptions assessed to be reasonable by Management. However, estimates are inherently uncertain and unpredictable. The assumptions may be incomplete or inaccurate, and unexpected events or circumstances may occur. Furthermore, we are subject to risks and uncertainties that may result in deviations in actual results compared with estimates.

No significant changes have been made to accounting estimates and assessments in 2018.

The following are the most significant accounting estimates and assessments applied by Management in these financial statements:

Revenue recognition

Revenue comprises license payments, milestone payments and royalty income. License payments which provide the buyer with the right to use the license as it exists at the date of transfer are recognized upon transfer of the associated licensing rights at the point at which the buyer obtains the right to use the license. Milestone payments are related to the collaborative research agreements with commercial partners when it is highly probable that Zealand Pharma will become entitled to the milestone which is generally when the milestone is achieved. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

Revenue from transactions involving the rendering of services which are consumed by the cus- tomer simultaneously with delivery is recognized along with delivery of the services.

Upon entering into agreements with multiple components, Management determines whether individual components are distinct, which is the case if the buyer can obtain benefits from the goods or service and the promise is distinct within the context of the contract. If no individual components are distinct, the contract is treated as a single performance obligation.

Employee incentive programs

In accordance with IFRS 2 Share-based Payment, the fair value of the warrants classified as equity settled is measured at the grant date and recognized as an expense in the income statement.The fair value of each warrant granted during the year is calculated using the Black–Scholes option pricing model. This requires the input of subjective assumptions such as:

•	The expected stock price volatility, which is based on the historical volatility of Zealand’s share price
•	The risk-free interest rate, which is determined as the interest rate on Danish government bonds with a maturity of five years
•	The duration of the warrants, which is assumed to be until the end of the last exercise period

The total fair value of the warrants is recognized in the income statement over the vesting period, if any. An adjustment is made to reflect an expected attrition rate during the vesting pe- riod. The attrition rate is re-estimated at year-end based on the historical attrition rate resulting in recognition of an expense equal to grant date fair value of the number of warrants which actually vest.

Restatement

The Company has been eligible to receive royalty revenue of 10% on Sanofi’s net sales of Lyxumia® / Adlyxin® (lixisenatide) in countries with a valid IP protection for Zealand and potentially up to USD 100 million in commercial milestones.

During Q2 2018 it was determined that royalty revenue from Sanofi recognized from 2013 until Q1 2018 included DKK 17.1 million of royalty revenue on net sales in countries with no valid IP protection for Zealand and therefore revenue has been overstated in these periods. As a consequence of this, royalty expenses from 2013 until Q1 2018 has been overstated in this same period. Such misstatements have been corrected with retrospective impact and thus comparable periods as of and for the years ended December 31, 2017, 2016 and 2015 have been restated.

The nature and impact of each restatement per line item in the consolidated income statements and consolidated statement of financial position for Zealand is presented below.

Income statement:

A)  Revenue

Royalty revenue has been restated as Zealand has previously recognized royalty revenue on net sales in countries with no valid IP protection.

B)  Royalty expenses

Royalty expenses comprise contractual amounts due to third parties that are derived from royalty revenue earned from the corresponding collaboration agreements. The restatement on royalty revenue therefore leads to a corresponding restatement of royalty expenses.

Statement of financial position:

C)  Trade receivables and other liabilities

The restatement related to trade receivables and other liabilities corresponds to the restatement on royalty revenue and royalty expenses, as discussed in tickmark A and B.

D)  Retained loss

The restatement related to net loss for the period amounts to the combined impact of the restatements on royalty revenue and royalty expenses from 2013 through December 2016.

Statement of cash flow:

The impact of the restatement on the statement of cash flow is solely a reclassification between “Net loss for the period” and “Change in working capital" in the amount of DKK 3.0,  3.4 and 4.4 million respectively as of December 31, 2017, 2016 and 2015. The restatement related to net loss for the period amounts to the net impact of the restatements for the respective years on royalty revenue and royalty expenses while the restatement related to working capital for the period amounts to the net impact of the misstatements in trade receivables and other liabilities in the statement of financial position. Hence, there is no impact on the cash flow from operating activities. Based on the above outlined factors, the Company deemed irrelevant to present restated statements of cash flow for the years ended December 31, 2017 and 2016.

Condensed consolidated income statement for the twelve month period ended December 31, 2017

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2017	ment	Tickmark	2017
Revenue	139,775	(3,453)	A	136,322
Royalty expenses	(14,629)	466	B	(14,163)
Research and development expenses	(324,667)	0		(324,667)
Administrative expenses	(47,470)	0		(47,470)
Other operating income	607	0		607
Operating loss	(246,384)	(2,987)		(249,371)

Financial income	2,122	0		2,122
Financial expenses	(33,509)	0		(33,509)
Loss before tax	(277,771)	(2,987)		(280,758)

Income tax benefit	5,500	0		5,500
Net loss for the period	(272,271)	(2,987)		(275,258)

Loss per share - basic (DKK)	(9.77)	(0.11)		(9.88)
Loss per share - diluted (DKK)	(9.77)	(0.11)		(9.88)

Condensed consolidated statements of comprehensive income for the twelve month period ended December 31, 2017

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2017	ment	Tickmark	2017
Net loss for the period	(272,271)	(2,987)		(275,258)
Other comprehensive income (loss)	0	0		0
Net loss for the period	(272,271)	(2,987)		(275,258)

Condensed consolidated income statement for the twelve month period ended December 31, 2016

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2016	ment	Tickmark	2016
Revenue	234,778	(3,914)	A	230,864
Royalty expenses	(31,459)	528	B	(30,931)
Research and development expenses	(268,159)	0		(268,159)
Administrative expenses	(52,503)	0		(52,503)
Other operating income	1,697	0		1,697
Operating loss	(115,646)	(3,386)		(119,032)

Financial income	592	0		592
Financial expenses	(44,356)	0		(44,356)
Loss before tax	(159,410)	(3,386)		(162,796)

Income tax benefit	5,500	0		5,500
Net loss for the period	(153,910)	(3,386)		(157,296)

Loss per share - basic (DKK)	(6.33)	(0.14)		(6.47)
Loss per share - diluted (DKK)	(6.33)	(0.14)		(6.47)

Condensed consolidated statements of comprehensive income for the twelve month period ended December 31, 2016

	As originally			Amount as
	reatported,			adjusted,
	December31,	Restate-		December 31
DKK thousand	2016	ment	Tickmark	2016
Net loss for the period	(153,910)	(3,386)		(157,296)
Other comprehensive
income (loss)	0	0		0
Net loss for the period	(153,910)	(3,386)		(157,296)

Condensed consolidated income statement for the twelve month period ended December 31, 2015

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2015	ment	Tickmark	2015
Revenue	187,677	(5,104)	A	182,573
Royalty expenses	(22,267)	689	B	(21,578)
Research and development expenses	(217,741)	0		(217,741)
Administrative expenses	(41,824)	0		(41,824)
Other operating income	12,828	0		12,828
Operating loss	(81,327)	(4,415)		(85,742)

Financial income	3,889	0		3,889
Financial expenses	(42,394)	0		(42,394)
Loss before tax	(119,832)	(4,415)		(124,247)

Income tax benefit	5,875	0		5,875
Net loss for the period	(113,957)	(4,415)		(118,372)

Loss per share - basic (DKK)	(4.94)	(0.19)		(5.13)
Loss per share - diluted (DKK)	(4.94)	(0.19)		(5.13)

Condensed consolidated statements of comprehensive income for the twelve month period ended

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2015	ment	Tickmark	2015
Net loss for the period	(113,957)	(4,415)		(118,372)
Other comprehensive
income (loss)	0	0		0
Net loss for the period	(113,957)	(4,415)		(118,372)

Condensed consolidated statement of financial position as of December 31, 2017

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2017	ment	Tickmark	2017
ASSETS
Non-current assets
Plant and machinery	14,855			14,855
Other fixtures and fittings,
tools and equipment	953			953
Leasehold improvements	304			304
Deposits	2,729			2,729
Restricted cash	5,892			5,892
Other investments	9,312			9,312
Total non-current assets	34,045	0		34,045

Current assets
Trade receivables	21,632	(15,953)	C	5,679
Prepaid expenses	7,253			7,253
Income tax receivable	5,500			5,500
Other receivables	4,979			4,979
Securities	75,111			75,111
Cash and cash equivalents	588,718			588,718
Total current assets	703,193	(15,953)		687,240
Total assets	737,238	(15,953)		721,285

Condensed consolidated statement of financial position as of December 31, 2017 (continued)

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2017	ment	Tickmark	2017
EQUITY AND LIABILITIES
Share capital	30,751			30,751
Share premium	1,959,199			1,959,199
Retained loss	(1,461,482)	(13,799)	D	(1,475,281)
Equity	528,468	(13,799)		514,669

Royalty bond	132,986			132,986
Non-current liabilities	132,986	0		132,986

Trade payables	29,428			29,428
Royalty bond	2,748			2,748
Other liabilities	43,608	(2,154)	C	41,454
Current liabilities	75,784	(2,154)		73,630

Total liabilities	208,770	(2,154)		206,616

Total equity and liabilities	737,238	(15,953)		721,285

Condensed consolidated statement of financial position as of December 31, 2016

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2016	ment	Tickmark	2016
ASSETS
Non-current assets
Plant and machinery	12,081			12,081
Other fixtures and fittings,
tools and equipment	1,154			1,154
Leasehold improvements	408			408
Deposits	2,690			2,690
Restricted cash	305,120			305,120
Total non-current assets	321,453	0		321,453

Current assets
Trade receivables	11,510	(11,510)	C	0
Prepaid expenses	13,837			13,837
Income tax receivable	5,500			5,500
Other receivables	5,379			5,379
Restricted cash	13,617			13,617
Cash and cash equivalents	323,330			323,330
Total current assets	373,173	(11,510)		361,663
Total assets	694,626	(11,510)		683,116

Condensed consolidated statement of financial position as of December 31, 2016 (continued)

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2016	ment	Tickmark	2016
EQUITY AND LIABILITIES
Share capital	26,142			26,142
Share premium	1,441,263			1,441,263
Retained loss	(1,189,211)	(10,813)	D	(1,200,024)
Equity	278,194	(10,813)		267,381

Royalty bond	328,878			328,878
Non-current liabilities	328,878	0		328,878

Trade payables	19,739			19,739
Royalty bond	3,365			3,365
Other liabilities	64,450	(697)	C	63,753
Current liabilities	87,554	(697)		86,857

Total liabilities	416,432	(697)		415,735

Total equity and liabilities	694,626	(11,510)		683,116

Condensed consolidated statement of financial position as of December 31, 2015

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2015	ment	Tickmark	2015
ASSETS
Non-current assets
Plant and machinery	14,672			14,672
Other fixtures and fittings,
tools and equipment	1,153			1,153
Leasehold improvements	628			628
Deposits	2,666			2,666
Total non-current assets	19,119	0		19,119
Current assets
Trade receivables	158,158	(8,587)	C	149,571
Prepaid expenses	2,430			2,430
Income tax receivable	5,875			5,875
Other receivables	10,427			10,427
Restricted cash	21,403			21,403
Cash and cash equivalents	418,796			418,796
Total current assets	617,089	(8,587)		608,502
Total assets	636,208	(8,587)		627,621

Condensed consolidated statement of financial position as of December 31, 2015 (continued)

	As originally			Amount as
	reported,			adjusted,
	December 31,			December 31,
DKK thousand	2015	Restatement	Tickmark	2015
EQUITY AND LIABILITIES
Share capital	24,353			24,353
Share premium	1,263,179			1,263,179
Retained loss	(1,035,301)	(7,428)	D	(1,042,729)
Equity	252,231	(7,428)		244,803

Royalty bond	312,951			312,951
Non-current liabilities	312,951	0		312,951
Trade payables	21,676			21,676

Other liabilities	49,350	(1,159)	C	48,191
Current liabilities	71,026	(1,159)		69,867

Total liabilities	383,977	(1,159)		382,818

Total equity and liabilities	636,208	(8,587)		627,621